Schedule of amount of revenue contract liabilities (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Contract Assetsliabilities
Amounts included in contract liabilities at the beginning of the year	$ 120,202	$ 153,113	$ 581,767
Performance obligations satisfied in previous years